SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Accounts receivable		$ 1,362,417
Less: allowance for doubtful account
Accounts receivable, net	2,032,717	1,362,417
Digital Advertising Services [Member]
Accounts receivable	2,032,717	1,361,581
Payment Solution Services Related Party [Member]
Accounts receivable		$ 836